UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic Advisers
Value Fund

February 28, 2009

1.880099.100

PAS_VAL-QTLY-0409

Investments February 28, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	96,600	$ 5,047,350
Household Durables - 0.1%
Garmin Ltd.	18,700	320,144
Leisure Equipment & Products - 0.3%
Mattel, Inc.	73,300	867,872
Media - 1.6%
Comcast Corp. Class A	231,638	3,025,192
The Walt Disney Co.	147,700	2,476,929
		5,502,121
Multiline Retail - 0.1%
Nordstrom, Inc.	25,800	347,526
Specialty Retail - 3.1%
Best Buy Co., Inc.	96,514	2,781,533
H&M Hennes & Mauritz AB (B Shares)	23,400	867,898
Staples, Inc.	212,129	3,383,458
TJX Companies, Inc.	154,117	3,432,186
		10,465,075
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	116,853	4,852,905
TOTAL CONSUMER DISCRETIONARY		27,402,993
CONSUMER STAPLES - 12.0%
Beverages - 0.2%
Diageo PLC sponsored ADR	18,200	846,118
Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	20,800	880,672
CVS Caremark Corp.	165,203	4,252,325
Kroger Co.	189,608	3,919,197
Shoppers Drug Mart Corp.	79,200	2,693,852
Wal-Mart de Mexico SA de CV Class V sponsored ADR	43,900	814,784
Wal-Mart Stores, Inc.	67,200	3,308,928
		15,869,758
Food Products - 1.6%
Archer Daniels Midland Co.	48,200	1,285,012
Nestle SA sponsored ADR	124,849	4,058,841
		5,343,853
Household Products - 3.1%
Colgate-Palmolive Co.	22,800	1,372,104
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	91,936	$ 4,331,105
Procter & Gamble Co.	98,500	4,744,745
		10,447,954
Tobacco - 2.4%
Altria Group, Inc.	283,300	4,374,152
Philip Morris International, Inc.	112,243	3,756,773
		8,130,925
TOTAL CONSUMER STAPLES		40,638,608
ENERGY - 15.5%
Energy Equipment & Services - 1.9%
Schlumberger Ltd. (NY Shares)	87,700	3,337,862
Transocean Ltd. (a)	49,869	2,980,670
		6,318,532
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	123,739	4,324,678
Apache Corp.	21,900	1,294,071
Chevron Corp.	195,217	11,851,624
CNOOC Ltd.	987,000	848,463
ConocoPhillips	83,645	3,124,141
Devon Energy Corp.	124,133	5,420,888
Exxon Mobil Corp.	76,000	5,160,400
Marathon Oil Corp.	120,200	2,797,054
Occidental Petroleum Corp.	95,156	4,935,742
Petro-Canada	27,800	613,626
Total SA:
Series B	86,500	4,063,103
sponsored ADR	36,811	1,737,479
		46,171,269
TOTAL ENERGY		52,489,801
FINANCIALS - 15.5%
Capital Markets - 4.3%
Bank of New York Mellon Corp.	118,200	2,620,494
BlackRock, Inc. Class A	28,700	2,778,447
Franklin Resources, Inc.	62,765	2,874,637
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	14,230	$ 1,296,068
Northern Trust Corp.	88,515	4,917,008
		14,486,654
Commercial Banks - 2.0%
HSBC Holdings PLC sponsored ADR	8,100	281,880
U.S. Bancorp, Delaware	173,700	2,485,647
Wells Fargo & Co.	328,223	3,971,498
		6,739,025
Diversified Financial Services - 0.7%
JPMorgan Chase & Co.	112,100	2,561,485
Insurance - 8.0%
ACE Ltd.	196,074	7,158,662
AFLAC, Inc.	89,000	1,491,640
Allstate Corp.	107,400	1,807,542
HCC Insurance Holdings, Inc.	146,200	3,209,090
MetLife, Inc.	285,754	5,275,019
The Chubb Corp.	105,205	4,107,203
The Travelers Companies, Inc.	115,728	4,183,567
		27,232,723
Real Estate Investment Trusts - 0.5%
Alexandria Real Estate Equities, Inc.	5,845	233,566
Corporate Office Properties Trust (SBI)	36,800	920,000
Public Storage	5,035	279,342
Simon Property Group, Inc.	7,250	239,975
		1,672,883
TOTAL FINANCIALS		52,692,770
HEALTH CARE - 14.7%
Biotechnology - 1.1%
Amgen, Inc. (a)	74,430	3,641,860
Health Care Equipment & Supplies - 4.1%
Becton, Dickinson & Co.	58,000	3,589,620
Boston Scientific Corp. (a)	439,134	3,082,721
Covidien Ltd.	110,481	3,498,933
Medtronic, Inc.	125,600	3,716,504
		13,887,778
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc. (a)	99,061	3,591,952
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 8.5%
Abbott Laboratories	97,900	$ 4,634,586
Johnson & Johnson	186,049	9,302,450
Pfizer, Inc.	460,147	5,664,410
Schering-Plough Corp.	233,213	4,055,574
Teva Pharmaceutical Industries Ltd. sponsored ADR	114,800	5,117,784
		28,774,804
TOTAL HEALTH CARE		49,896,394
INDUSTRIALS - 7.4%
Aerospace & Defense - 4.9%
General Dynamics Corp.	121,341	5,317,163
L-3 Communications Holdings, Inc.	23,600	1,596,540
Lockheed Martin Corp.	89,407	5,642,476
The Boeing Co.	45,300	1,424,232
United Technologies Corp.	61,784	2,522,641
		16,503,052
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	27,500	1,132,450
Commercial Services & Supplies - 0.8%
Waste Management, Inc.	102,355	2,763,585
Industrial Conglomerates - 0.4%
General Electric Co.	160,600	1,366,706
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	40,061	2,354,385
Norfolk Southern Corp.	37,300	1,183,156
		3,537,541
TOTAL INDUSTRIALS		25,303,334
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 2.1%
Corning, Inc.	158,500	1,672,175
Harris Corp.	86,300	3,217,264
QUALCOMM, Inc.	64,200	2,146,206
		7,035,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.7%
Hewlett-Packard Co.	98,693	$ 2,865,058
International Business Machines Corp.	69,648	6,409,705
		9,274,763
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	97,600	1,243,424
Microchip Technology, Inc.	76,600	1,437,782
		2,681,206
Software - 1.8%
Microsoft Corp.	370,579	5,984,851
TOTAL INFORMATION TECHNOLOGY		24,976,465
MATERIALS - 3.1%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	53,150	2,458,188
Dow Chemical Co.	43,100	308,596
Monsanto Co.	34,100	2,600,807
Praxair, Inc.	10,800	612,900
		5,980,491
Construction Materials - 0.2%
Holcim Ltd. (Reg.)	21,300	705,569
Metals & Mining - 1.2%
Alcoa, Inc.	34,900	217,427
BHP Billiton Ltd. sponsored ADR	55,061	2,005,322
Nucor Corp.	52,744	1,774,836
		3,997,585
TOTAL MATERIALS		10,683,645
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	474,759	11,285,021
Verizon Communications, Inc.	296,150	8,449,160
		19,734,181
Wireless Telecommunication Services - 0.3%
China Mobile (Hong Kong) Ltd. sponsored ADR	19,700	853,995
TOTAL TELECOMMUNICATION SERVICES		20,588,176
Common Stocks - continued
	Shares	Value
UTILITIES - 6.3%
Electric Utilities - 5.8%
E.ON AG sponsored ADR	60,700	$ 1,558,776
Edison International	194,947	5,306,457
Exelon Corp.	51,000	2,408,220
FirstEnergy Corp.	139,640	5,943,078
FPL Group, Inc.	99,000	4,487,670
		19,704,201
Multi-Utilities - 0.5%
Sempra Energy	41,700	1,733,469
TOTAL UTILITIES		21,437,670
TOTAL COMMON STOCKS (Cost $376,494,048)		326,109,856
Money Market Funds - 3.8%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $13,059,063)	13,059,063	13,059,063
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $389,553,111)		339,168,919
NET OTHER ASSETS - 0.1%		255,142
NET ASSETS - 100%		$ 339,424,061
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of February 28, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 339,168,919	$ 332,683,886	$ 6,485,033	$ -
Income Tax Information

At February 28, 2009, the aggregate cost of investment securities for income tax purposes was $391,815,288. Net unrealized depreciation aggregated $52,646,369, of which $2,152,108 related to appreciated investment securities and $54,798,477 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.
For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Prospectus.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	April 29, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	April 29, 2009